GENERAL (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Financial Results of Discontinued Operations
The summarized results of operations for TABS Brazil Ltda. for the years ended December 31, 2015, 2016 and 2017, are as follows:

	Year ended December 31,
	2017	2016	2015

Net income (loss) from discontinued operations	$(53)	$(27)	$177

Basic and diluted net income per Ordinary share from discontinued operations	$(0.02)	$(0.01)	$0.07